FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4084


                       Hawaiian Tax-Free Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

       Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: March 31, 2004

                  Date of reporting period: December 31, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule
30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.




Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)



                             Hawaiian Tax-Free Trust
                             Schedule of Investments
                                December 31, 2004
                                   (Unaudited)
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                                                                                              Moody's/S&P
                      Principal   Security                                                     Ratings
                       Amount     Description                                                 (Unaudited)             Value
Municipal Bonds (98.2%):
Hawaii  (94.9%):
                                  Board of Regents, University of
                                  Hawaii, University System Revenue
                                  Bonds, Series A, FGIC Insured,

                        $1,805,0005.500%, 07/15/14                                            Aaa/AAA             $   2,048,458
                         1,090,0005.500%, 07/15/16                                            Aaa/AAA                 1,227,024
                         2,000,0005.500%, 07/15/19                                            Aaa/AAA                 2,233,240
                         2,000,0005.500%, 07/15/21                                            Aaa/AAA                 2,222,140
                         2,000,0005.500%, 07/15/22                                            Aaa/AAA                 2,212,480
                         3,000,0005.500%, 07/15/29                                            Aaa/AAA                 3,235,380

                                  Board of Regents, University of
                                  Hawaii, University System Revenue
                                  Bonds, Series B, FSA Insured,
                         1,110,0005.250%, 10/01/12                                            Aaa/AAA                 1,232,688
                         1,000,0005.250%, 10/01/13                                            Aaa/AAA                 1,104,190
                         1,140,0005.250%, 10/01/14                                            Aaa/AAA                 1,251,607
                         1,395,0005.250%, 10/01/15                                            Aaa/AAA                 1,529,813

                                  City and County of Honolulu, Hawaii
                                  Board of Water Supply & System
                                  Revenue Bonds, FSA Insured
                           620,0005.500%, 07/01/15                                            Aaa/AAA                   693,712
                         3,000,0005.125%, 07/01/21                                            Aaa/AAA                 3,192,960
                         5,450,0005.250%, 07/01/23                                            Aaa/AAA                 5,813,515

                                  City and County of Honolulu, Hawaii
                                  Board of Water Supply & System
                                  Revenue Bonds, Series A, FGIC
                         1,000,0003.000%, 07/01/11                                            Aaa/AAA                   988,360
                           600,0004.000%, 07/01/13                                            Aaa/AAA                   619,638
                         1,365,0004.000%, 07/01/14                                            Aaa/AAA                 1,403,015
                         2,700,0004.750%, 07/01/16                                            Aaa/AAA                 2,889,405
                         2,805,0004.750%, 07/01/17                                            Aaa/AAA                 2,985,698
                         2,970,0004.750%, 07/01/18                                            Aaa/AAA                 3,149,240
                         3,095,0004.750%, 07/01/19                                            Aaa/AAA                 3,261,759
                         3,265,0004.750%, 07/01/20                                            Aaa/AAA                 3,422,569
                         1,230,0005.000%, 07/01/21                                            Aaa/AAA                 1,317,293

                                  City and County of Honolulu, Hawaii
                                  General Obligation Bonds, Series A,
                                  Escrowed to Maturity, FGIC Insured,
                         3,995,0005.750%, 04/01/11                                            Aaa/NR                  4,600,922

                                  City and County of Honolulu, Hawaii
                                  General Obligation Bonds, Series A,
                                  Escrowed to Maturity, FGIC Insured,
                         4,110,0006.000%, 01/01/11                                            Aaa/AAA                 4,781,286
                           920,0006.000%, 01/01/12                                            Aaa/AAA                 1,080,807
                           775,0005.750%, 04/01/13                                            Aaa/AAA                   907,905

                                  City and County of Honolulu, Hawaii Series B, MBIA Insured
                         4,000,0005.000%, 07/01/10                                            Aaa/AAA                 4,408,480
                         5,000,0005.000%, 07/01/12                                            Aaa/AAA                 5,542,400

                                  City and County Board of Honolulu, Hawaii  Water Supply
                                  Series A, FGIC Insured,
                           700,0004.750%, 07/01/15                                            Aaa/AAA                   755,454

                                  City and County of Honolulu, Hawaii
                                  General Obligation Bonds, Series A,
                                  Escrowed to Maturity, MBIA Insured,
                         1,355,0006.000%, 11/01/09                                            Aaa/AAA                 1,557,166
                           410,0006.000%, 11/01/10                                            Aaa/AAA                   476,904

                                  City and County of Honolulu, Hawaii
                                  General Obligation Bonds, Series A,
                                  FGIC Insured,
                         9,970,0007.350%, 07/01/07                                            Aaa/AAA                11,175,971
                         3,600,0007.350%, 07/01/08                                            Aaa/AAA                 4,189,032
                         1,715,0006.000%, 01/01/11                                            Aaa/AAA                 1,979,865
                             5,0005.750%, 04/01/11                                            Aaa/AAA                     5,728
                         1,580,0006.000%, 01/01/12                                            Aaa/AAA                 1,844,318
                         3,025,0005.750%, 04/01/13                                            Aaa/AAA                 3,496,598

                                  City and County of Honolulu, Hawaii
                                  General Obligation Bonds, Series A, FSA Insured,
                         2,500,000 5.000%, 09/01/09                                           Aaa/AAA                 2,748,725


                                  City and County of Honolulu, Hawaii
                                  General Obligation Bonds, Series A,
                                  MBIA Insured,
                           860,0006.000%, 11/01/09                                            Aaa/AAA                   988,312
                         1,090,0006.000%, 11/01/10                                            Aaa/AAA                 1,262,176
                         1,000,0005.250%, 03/01/12                                            Aaa/AAA                 1,123,340
                         3,000,0005.250%, 03/01/15                                            Aaa/AAA                 3,342,510
                         4,600,0005.250%, 03/01/16                                            Aaa/AAA                 5,104,620
                         4,655,0005.000%, 07/01/16                                            Aaa/AAA                 5,084,889
                         4,780,0005.250%, 03/01/17                                            Aaa/AAA                 5,268,946
                         2,000,0005.250%, 03/01/18                                            Aaa/AAA                 2,204,580

                                  City and County of Honolulu, Hawaii
                                  General Obligation Bonds, Series A,
                                  Prerefunded 09/01/06 @ 102, FGIC Insured,
                           440,000 5.625%, 09/01/14                                           Aaa/AAA                   473,141

                                  City and County of Honolulu, Hawaii
                                  General Obligation Bonds, Series A,
                                  Prerefunded 09/01/11 @ 100, FSA Insured
                         3,500,0005.375%, 09/01/18                                            Aaa/AAA                 3,984,400
                         2,000,0005.125%, 09/01/20                                            Aaa/AAA                 2,246,900

                                  City and County of Honolulu, Hawaii
                                  General Obligation Bonds, Series A,
                                  Prerefunded 11/01/05 @ 101, MBIA Insured,
                         2,280,000 5.000%, 11/01/15                                           Aaa/AAA                 2,357,680

                                  City and County of Honolulu, Hawaii
                                  General Obligation Bonds, Series B,
                                  FGIC Insured,
                           600,0005.125%, 07/01/11                                            Aaa/AAA                   659,484
                         7,310,0005.500%, 10/01/11                                            Aaa/AAA                 8,297,800
                         4,490,0005.000%, 07/01/19                                            Aaa/AAA                 4,796,263
                         1,395,0005.000%, 07/01/20                                            Aaa/AAA                 1,483,429

                                  City and County of Honolulu, Hawaii
                                  General Obligation Bonds, Series B,
                                  Prerefunded 07/01/09 @ 101, FGIC Insured,
                         2,595,0005.125%, 07/01/15                                            Aaa/AAA                 2,896,357

                                  City and County of Honolulu, Hawaii
                                  General Obligation Bonds, Series B,
                                  Prerefunded 11/01/07 @ 101, FGIC Insured
                           930,0005.000%, 11/01/13                                            Aaa/AAA                 1,006,390
                         1,060,0005.000%, 11/01/14                                            Aaa/AAA                 1,147,068
                           530,0005.000%, 11/01/16                                            Aaa/AAA                   573,534
                         1,400,0005.000%, 11/01/17                                            Aaa/AAA                 1,514,996

                                  City and County of Honolulu, Hawaii
                                  General Obligation Bonds, Series C,
                                  FGIC Insured,
                         4,000,0005.000%, 07/01/05                                            Aaa/AAA                 4,058,680
                         7,750,0005.125%, 07/01/14                                            Aaa/AAA                 8,456,800
                         2,510,0005.000%, 07/01/18                                            Aaa/AAA                 2,693,732

                                  City and County of Honolulu, Hawaii
                                  General Obligation Bonds, Water Utility
                                  Refunding and Improvement, Escrowed
                                  to Maturity, FGIC Insured,
                         1,125,0006.000%, 12/01/12                                            Aaa/AAA                 1,335,668
                         1,050,0006.000%, 12/01/15                                            Aaa/AAA                 1,272,422

                                  City and County of Honolulu, Hawaii
                                  Improvement District No. 261 (Halawa
                                  Business Park), Special Assessment
                                  Bonds,
                           355,0006.800%, 10/15/05                                            NR/NR2                    364,109
                           290,0006.900%, 10/15/06                                            NR/NR2                    297,464

                                  City and County of Honolulu, Hawaii
                                  Wastewater Systems Revenue Bonds, FGIC Insured,
                         1,395,000 5.000%, 07/1/12                                            Aaa/NR                  1,521,708

                                  City and County of Honolulu, Hawaii
                                  Wastewater Systems Revenue Bonds,
                                  Junior Series, FGIC Insured,
                         3,000,0005.250%, 07/01/13                                            Aaa/AAA                 3,294,480
                         1,000,0005.250%, 07/01/15                                            Aaa/AAA                 1,096,830
                         2,400,0005.250%, 07/01/16                                            Aaa/AAA                 2,632,392
                         2,000,0005.250%, 07/01/18                                            Aaa/AAA                 2,191,020
                         5,055,0005.000%, 07/01/23                                            Aaa/AAA                 5,292,029

                                  City and County of Honolulu, Hawaii
                                  Wastewater Systems Revenue Bonds,
                                  Senior Series, AMBAC Insured,
                         1,810,0005.500%, 07/01/11                                            Aaa/NR                  2,052,178
                         1,065,0005.500%, 07/01/16                                            Aaa/NR                  1,187,688
                         3,000,0005.500%, 07/01/17                                            Aaa/NR                  3,336,390
                         2,310,0005.500%, 07/01/18                                            Aaa/NR                  2,560,543
                         2,000,0005.250%, 07/01/19                                            Aaa/NR                  2,158,220

                                  County of Hawaii, Hawaii General
                                  Obligation Bonds, Series A, FGIC
                                  Insured,
                         1,700,0005.450%, 05/01/07                                            Aaa/AAA                 1,821,550
                         3,170,0005.500%, 05/01/08                                            Aaa/AAA                 3,478,695
                         2,500,0005.550%, 05/01/09                                            Aaa/AAA                 2,787,650
                         4,905,0005.600%, 05/01/11                                            Aaa/AAA                 5,573,748
                         1,000,0005.600%, 05/01/12                                            Aaa/AAA                 1,144,980
                         1,000,0005.600%, 05/01/13                                            Aaa/AAA                 1,146,540
                         1,465,0005.500%, 07/15/16                                            Aaa/AAA                 1,634,647

                                  County of Hawaii, Hawaii General
                                  Obligation Bonds, Series A, FSA
                         1,000,0005.375%, 05/15/13                                            Aaa/AAA                 1,100,840
                         1,000,0005.400%, 05/15/15                                            Aaa/AAA                 1,100,560
                         1,000,0005.000%, 07/15/16                                            Aaa/AAA                 1,084,430
                         2,000,0005.000%, 07/15/17                                            Aaa/AAA                 2,161,300
                         1,470,0005.625%, 05/15/18                                            Aaa/AAA                 1,635,654
                         1,000,0005.000%, 07/15/18                                            Aaa/AAA                 1,076,880

                                  County of Hawaii, Hawaii General
                                  Obligation Bonds, Series A, Prerefunded
                                  02/01/06 @ 101.5, FGIC Insured
                         1,900,0005.000%, 02/01/11                                            Aaa/AAA                 1,986,165
                         1,970,0005.100%, 02/01/12                                            Aaa/AAA                 2,061,408
                         2,205,0005.200%, 02/01/14                                            Aaa/AAA                 2,309,649
                         2,440,0005.200%, 02/01/16                                            Aaa/AAA                 2,555,802

                                  County of Hawaii, Hawaii General
                                  Obligation Bonds, Series B, MBIA Insured,
                         1,060,0004.250%, 07/15/09                                            Aaa/AAA                 1,129,112

                                  County of Kauai, Hawaii General
                                  Obligation Bonds, Escrowed to Maturity,
                           665,0009.000%, 08/01/05                                            A1/NR                     691,021

                                  County of Kauai, Hawaii General
                                  Obligation Bonds, Series A, Prerefunded
                                  08/01/10 @ 100, FGIC Insured,
                         1,000,0006.125%, 08/01/13                                            Aaa/AAA                 1,166,490
                         1,010,0006.250%, 08/01/14                                            Aaa/AAA                 1,184,609
                         1,000,0006.250%, 08/01/15                                            Aaa/AAA                 1,172,880
                         1,000,0006.250%, 08/01/16                                            Aaa/AAA                 1,172,880
                         1,275,0006.250%, 08/01/17                                            Aaa/AAA                 1,495,422

                                  County of Kauai, Hawaii General
                                  Obligation Refunding Bonds, Series A,
                                  MBIA Insured,
                         1,010,0005.700%, 02/01/07                                            Aaa/AAA                 1,023,160
                         1,125,0005.625%, 08/01/13                                            Aaa/AAA                 1,278,383
                         1,620,0005.625%, 08/01/14                                            Aaa/AAA                 1,836,772
                         1,035,0005.625%, 08/01/17                                            Aaa/AAA                 1,164,396
                         1,000,0005.625%, 08/01/18                                            Aaa/AAA                 1,123,150
                         2,360,0005.500%, 08/01/20                                            Aaa/AAA                 2,618,821

                                  County of Kauai, Hawaii General
                                  Obligation Refunding Bonds, Series B & C,
                                  AMBAC Insured,
                           435,0005.900%, 08/01/08                                            Aaa/AAA                   486,339
                         1,355,0005.900%, 08/01/08                                            Aaa/AAA                 1,514,917
                         1,300,0005.950%, 08/01/10                                            Aaa/AAA                 1,497,574

                                  Maui County, MBIA Insured,
                         1,100,0005.000%, 09/01/09                                            Aaa/AAA                 1,198,285

                                  County of Maui, Hawaii General
                                  Obligation Bonds, Series A, FGIC Insured,
                         1,200,0005.125%, 03/01/14                                            Aaa/AAA                 1,297,308
                         1,050,0005.125%, 03/01/16                                            Aaa/AAA                 1,135,470
                         2,590,0005.250%, 03/01/18                                            Aaa/AAA                 2,808,104

                                  County of Maui, Hawaii General
                                  Obligation Bonds, Series A, MBIA Insured,
                         1,105,0005.250%, 03/01/15                                            Aaa/AAA                 1,217,600
                         1,205,0005.250%, 03/01/16                                            Aaa/AAA                 1,323,006
                         1,000,0005.250%, 03/01/18                                            Aaa/AAA                 1,091,360
                         1,750,0005.250%, 03/01/19                                            Aaa/AAA                 1,900,728

                                  County of Maui, Hawaii General
                                  Obligation Bonds, Series A, MBIA Insured,
                         1,000,000 5.500%, 03/01/18                                           NR/AAA                  1,106,340

                                  County of Maui, Hawaii General
                                  Obligation Bonds, Series A, Prerefunded
                                  09/01/07 @ 101, FGIC Insured
                         1,130,0005.250%, 09/01/13                                            Aaa/AAA                 1,226,299
                         1,265,0005.250%, 09/01/15                                            Aaa/AAA                 1,372,803
                         1,335,0005.250%, 09/01/16                                            Aaa/AAA                 1,448,769

                                  County of Maui, Hawaii General
                                  Obligation Bonds, Series B, FGIC Insured,
                         1,065,000 5.250%, 03/01/11                                           Aaa/AAA                 1,189,211

                                  County of Maui, Hawaii General
                                  Obligation Bonds, Series B, MBIA Insured,
                           825,000 5.375%, 09/01/13                                           Aaa/AAA                   931,013

                                  County of Maui, Hawaii General
                                  Obligation Bonds, Series C, FGIC Insured,

                         1,020,0005.250%, 03/01/16                                            Aaa/AAA                 1,107,445
                         1,000,0005.250%, 03/01/17                                            Aaa/AAA                 1,082,860
                         1,250,0005.250%, 03/01/20                                            Aaa/AAA                 1,339,375

                                  County of Maui, Hawaii General
                                  Obligation Refunding Bonds, Series A,  FGIC Insured,
                         1,000,0005.000%, 03/01/10                                            Aaa/AAA                 1,080,490

                                  County of Maui, Hawaii General
                                  Obligation Refunding Bonds, Series B,  MBIA Insured,
                         1,445,0005.375%, 09/01/12                                            Aaa/AAA                 1,641,087

                                  Department of Budget and Finance (North Hawaii Community
                                  Hospital), LOC: First Hawaiian Bank, VRDO1
                         1,675,0002.000%, 07/01/27                                            VMIG1/NR                1,675,000

                                  Department of Budget and Finance (Queens Health System)
                                  Series C, AMBAC Insured, VRDO1
                         1,900,0001.940%, 07/01/30                                            VMIG1/A-1+              1,900,000

                                  Department of Budget and Finance
                                  of the State of Hawaii Special
                                  Purpose Revenue Bonds (Hawaiian
                                  Electric Company, Inc.), Series A,
                                  AMBAC Insured,
                         4,965,0005.500%, 12/01/14                                            Aaa/AAA                 5,514,774

                                  Department of Budget and Finance
                                  of the State of Hawaii Special
                                  Purpose Revenue Bonds (Hawaiian
                                  Electric Company, Inc.), Series A,
                                  MBIA Insured,
                         4,125,0004.950%, 04/01/12                                            Aaa/AAA                 4,545,915

                                  Department of Budget and Finance
                                  of the State of Hawaii Special
                                  Purpose Revenue Bonds (Hawaiian
                                  Electric Company, Inc.), Series
                                  D-AMT, AMBAC Insured,
                         2,500,0006.150%, 01/01/20                                            Aaa/AAA                 2,803,125

                                  Department of Budget and Finance of
                                  the State of Hawaii Special Purpose
                                  Revenue Bonds (Hawaiian Electric
                                  Company, Inc., and Subsidiaries
                                  Projects), Series A-AMT, MBIA Insured,
                        13,000,0006.600%, 01/01/25                                            Aaa/AAA                13,297,700
                         5,700,0005.650%, 10/01/27                                            Aaa/AAA                 6,172,131

                                  Department of Budget and Finance
                                  of the State of Hawaii Special
                                  Purpose Revenue Bonds (Hawaiian
                                  Electric Company, Inc., and
                                  Subsidiaries Projects), Series B-AMT,
                                  XL Capital Insured,
                         1,000,0005.000%, 12/01/22                                            Aaa/AAA                 1,037,520

                                  Department of Budget and Finance of
                                  the State of Hawaii Special Purpose
                                  Revenue Bonds (Kapiolani Health Care
                                  System), MBIA Insured,
                           825,0006.300%, 07/01/08                                            Aaa/AAA                   844,421
                         1,000,0006.000%, 07/01/11                                            Aaa/AAA                 1,066,290
                         1,000,0006.200%, 07/01/16                                            Aaa/AAA                 1,068,890
                         1,000,0006.250%, 07/01/21                                            Aaa/AAA                 1,069,610

                                  Department of Budget and Finance
                                  of the State of Hawaii Special
                                  Purpose Revenue Bonds (St. Francis
                                  Medical Centers), FSA Insured,
                        17,000,0006.500%, 07/01/22                                            Aaa/AAA                17,046,240

                                  Department of Budget and Finance
                                  of the State of Hawaii Special
                                  Purpose Revenue Bonds (The
                                  Evangelical Lutheran Good Samaritan
                                  Society), AMBAC Insured,
                           490,0004.700%, 11/01/06                                            Aaa/AAA                   509,963

                                  Department of Budget and Finance of
                                  the State of Hawaii Special Purpose
                                  Revenue Bonds (The Queen's Health
                                  System), Series A, Prerefunded
                                  07/01/06 @ 102,
                         5,000,0006.050%, 07/01/16                                            A1/A+                   5,376,450
                         8,625,0006.000%, 07/01/20                                            A1/A+                   9,268,080
                         3,500,0005.750%, 07/01/26                                            A1/A+                   3,748,220

                                  Department of Budget and Finance
                                  of the State of Hawaii Special
                                  Purpose Revenue Bonds (The
                                  Queen's Health System), Series A,
                                  Weekly Reset VRDO1, SPA: Bank of
                                  Nova Scotia,
                         2,925,0001.680%, 07/01/26                                            VMIG1/A-1               2,925,000

                                  Department of Budget and Finance
                                  of the State of Hawaii Special
                                  Purpose Revenue Bonds (The
                                  Queen's Health System), Series B,
                                  MBIA Insured,
                         8,000,0005.250%, 07/01/23                                            Aaa/AAA                 8,391,920

                                  Department of Hawaiian Home Lands
                                  (State of Hawaii) Revenue Bonds,
                         1,310,0004.150%, 07/01/08                                            A3/NR                   1,363,959
                         1,525,0004.350%, 07/01/10                                            A3/NR                   1,602,440
                         1,245,0004.450%, 07/01/11                                            A3/NR                   1,300,427

                                  Hawaii Community Development
                                  Authority Improvement District
                                  Revenue Bonds (Kakaako Community
                                   Development District 3),
                         1,010,0007.400%, 07/01/10                                            NR/NR2                  1,023,241

                                  Hawaii Community Development
                                  Authority Improvement District
                                  Special Assessment Bonds (Kakaako
                                  Community Development District 1),
                           155,0005.400%, 07/01/05                                            NR/NR2                    156,896

                                  Hawaii Community Development
                                  Authority Improvement District Special
                                  Assessment Bonds (Kakaako
                                  Community Development District 2),
                           420,0005.400%, 07/01/05                                            NR/NR2                    425,137
                           435,0005.500%, 07/01/06                                            NR/NR2                    440,342
                           465,0005.600%, 07/01/07                                            NR/NR2                    470,729
                           365,0005.700%, 07/01/08                                            NR/NR2                    369,511

                                  Housing Finance and Development
                                  Corporation (State of Hawaii) Single
                                  Family Mortgage Revenue Bonds,
                                  Series A-AMT, FNMA Insured,
                         2,985,0005.300%, 07/01/22                                            Aaa/AAA                 3,087,415
                           860,0006.000%, 07/01/26                                            Aaa/AAA                   860,000
                         1,675,0005.400%, 07/01/30                                            Aaa/AAA                 1,703,592
                        12,060,0005.750%, 07/01/30                                            Aaa/AAA                12,385,017

                                  Housing Finance and Development
                                  Corporation (State of Hawaii) Single
                                  Family Mortgage Revenue Bonds,
                                  Series B, FNMA Insured,
                         2,500,0005.700%, 07/01/13                                            Aaa/AAA                 2,547,600
                         9,350,0005.450%, 07/01/17                                            Aaa/AAA                 9,717,736
                        16,750,0005.850%, 07/01/17                                            Aaa/AAA                17,068,920
                         6,800,0005.300%, 07/01/28                                            Aaa/AAA                 6,926,208
                         4,025,0007.000%, 07/01/31                                            Aaa/AAA                 4,050,881

                                  Housing Finance and Development
                                  Corporation (State of Hawaii) University
                                  of Hawaii Faculty Housing Project,
                                  Revenue Bonds, AMBAC Insured,
                         2,125,0005.650%, 10/01/16                                            Aaa/AAA                 2,198,313
                         4,000,0005.700%, 10/01/25                                            Aaa/AAA                 4,139,440

                                  State of Hawaii Airport System
                                  Revenue Bonds, AMT, FGIC Insured,
                         4,000,0005.750%, 07/01/17                                            Aaa/AAA                 4,459,400
                         6,000,0005.625%, 07/01/18                                            Aaa/AAA                 6,664,500
                         6,000,0005.250%, 07/01/21                                            Aaa/AAA                 6,271,380

                                  State of Hawaii Airport System
                                  Revenue Bonds, AMT, Second Series,
                                  Escrowed to Maturity, MBIA Insured,
                         6,455,0006.900%, 07/01/12                                            Aaa/AAA                 7,576,750

                                  State of Hawaii Airport System
                                  Revenue Bonds, Series B-AMT, FGIC Insured,
                         3,000,0008.000%, 07/01/10                                            Aaa/AAA                 3,663,840

                                  State of Hawaii Airport System
                                  Revenue Bonds, Weekly Reset
                                  VRDO1, LOC: Societe Generale,
                         4,000,0001.95%, 07/01/13                                             VMIG1/A-1+              4,000,000

                                  State of Hawaii General Obligation
                                  Bonds, Series BW, FSA Insured,
                         1,000,0006.400%, 03/01/09                                            Aaa/AAA                 1,148,300

                                  State of Hawaii General Obligation
                                  Bonds, Series BZ, FGIC Insured,
                         3,700,0006.000%, 10/01/11                                            Aaa/AAA                 4,311,129
                         3,500,0006.000%, 10/01/12                                            Aaa/AAA                 4,114,425

                                  State of Hawaii General Obligation
                                  Bonds, Series CA, FGIC Insured,
                         2,000,0005.750%, 01/01/11                                            Aaa/AAA                 2,281,780

                                  State of Hawaii General Obligation
                                  Bonds, Series CC,
                           590,0005.125%, 02/01/07                                            Aa3/AA-                   623,040

                                  State of Hawaii General Obligation
                                  Bonds, Series CH,
                         1,000,0004.750%, 11/01/11                                            Aa3/AA-                 1,094,280

                                  State of Hawaii General Obligation
                                  Bonds, Series CH, FGIC Insured,
                         5,000,0006.000%, 11/01/07                                            Aaa/AAA                 5,499,650
                         3,390,0006.000%, 11/01/08                                            Aaa/AAA                 3,822,462

                                  State of Hawaii General Obligation
                                  Bonds, Series CI,
                         1,500,0004.700%, 11/01/07                                            Aa3/AA-                 1,592,715

                                  State of Hawaii General Obligation
                                  Bonds, Series CL, FGIC Insured,
                         2,305,0006.000%, 03/01/11                                            Aaa/AAA                 2,669,882

                                  State of Hawaii General Obligation
                                  Bonds, Series CM, FGIC Insured,
                         3,000,0006.500%, 12/01/15                                            Aaa/AAA                 3,732,750

                                  State of Hawaii General Obligation
                                  Bonds, Series CN, FGIC Insured,
                         4,000,0005.250%, 03/01/10                                            Aaa/AAA                 4,291,080
                         4,000,0005.250%, 03/01/13                                            Aaa/AAA                 4,291,080
                         3,000,0005.500%, 03/01/14                                            Aaa/AAA                 3,233,910
                         7,950,0005.250%, 03/01/15                                            Aaa/AAA                 8,519,777
                         1,000,0005.250%, 03/01/17                                            Aaa/AAA                 1,070,580

                                  State of Hawaii General Obligation
                                  Bonds, Series CP, FGIC Insured,
                         5,000,0005.000%, 10/01/13                                            Aaa/AAA                 5,352,000
                         2,195,0005.000%, 10/01/14                                            Aaa/AAA                 2,348,935
                         5,000,0005.000%, 10/01/15                                            Aaa/AAA                 5,352,000
                         7,195,0005.000%, 10/01/17                                            Aaa/AAA                 7,691,671

                                  State of Hawaii General Obligation
                                  Bonds, Series CR, MBIA Insured,
                         1,000,0005.250%, 04/01/13                                            Aaa/AAA                 1,085,430
                         5,000,0005.000%, 04/01/16                                            Aaa/AAA                 5,373,700
                        16,000,0005.000%, 04/01/17                                            Aaa/AAA                17,166,560

                                  State of Hawaii General Obligation
                                  Bonds, Series CS, MBIA Insured,
                         5,000,0005.000%, 04/01/07                                            Aaa/AAA                 5,296,150
                         5,500,0005.000%, 04/01/09                                            Aaa/AAA                 6,000,940

                                  State of Hawaii General Obligation
                                  Bonds, Series CU, MBIA Insured,
                         1,250,0005.750%, 10/01/08                                            Aaa/AAA                 1,395,038
                         1,000,0005.750%, 10/01/09                                            Aaa/AAA                 1,131,920

                                  State of Hawaii General Obligation
                                  Bonds, Series CU, Prerefunded
                                  10/01/10 @ 100, MBIA Insured,
                         3,000,0005.600%, 10/01/19                                            Aaa/AAA                 3,420,150

                                  State of Hawaii General Obligation
                                  Bonds, Series CV, FGIC Insured,
                        11,000,0005.000%, 08/01/20                                            Aaa/AAA                11,577,940
                         5,000,0005.250%, 08/01/21                                            Aaa/AAA                 5,375,850
                         1,015,0005.000%, 08/01/21                                            Aaa/AAA                 1,067,729

                                  State of Hawaii General Obligation
                                  Bonds, Series CX, FSA Insured,
                         2,000,0005.250%, 02/01/12                                            Aaa/AAA                 2,244,160
                         8,725,0005.500%, 02/01/13                                            Aaa/AAA                 9,867,975
                           500,0005.000%, 02/01/19                                            Aaa/AAA                   530,205
                         2,500,0005.500%, 02/01/21                                            Aaa/AAA                 2,762,950

                                  State of Hawaii General Obligation
                                  Bonds, Series CY, FSA Insured,
                         2,500,0005.750%, 02/01/14                                            Aaa/AAA                 2,912,800
                         2,000,0005.750%, 02/01/15                                            Aaa/AAA                 2,332,920

                                  State of Hawaii General Obligation
                                  Bonds, Series CZ, FSA Insured,
                         1,500,0005.250%, 07/01/12                                            Aaa/AAA                 1,687,380
                         9,390,0005.250%, 07/01/16                                            Aaa/AAA                10,347,311
                         3,000,0005.250%, 07/01/17                                            Aaa/AAA                 3,295,560
                         3,000,0005.250%, 07/01/18                                            Aaa/AAA                 3,285,300

                                  State of Hawaii General Obligation
                                  Bonds, Series DD, MBIA Insured,
                         2,000,0004.250%, 05/01/10                                            Aaa/AAA                 2,125,100
                         4,000,000 5.000%, 05/01/18                                           Aaa/AAA                 4,331,160

                                  State of Hawaii Harbor Capital
                                  Improvement Revenue Bonds, AMT,
                                  MBIA Insured,
                         3,850,0005.750%, 07/01/17                                            Aaa/AAA                 4,111,030

                                  State of Hawaii Harbor Capital
                                  Improvement Revenue Bonds, Series
                                  B-AMT, AMBAC Insured,
                         3,000,0005.500%, 07/01/19                                            Aaa/AAA                 3,276,540

                                  State of Hawaii Harbor System
                                  Revenue Bonds, Series A,
                         1,360,0002.500%, 01/01/05                                            A1/A+                   1,360,025

                                  State of Hawaii Harbor System
                                  Revenue Bonds, Series A, FSA Insured,
                         1,350,0004.500%, 01/01/07                                            Aaa/AAA                 1,406,606
                         1,285,0004.500%, 01/01/08                                            Aaa/AAA                 1,365,056

                                  State of Hawaii Harbor System
                                  Revenue Bonds, Series A-AMT, FSA
                                  Insured,
                         2,000,0005.750%, 07/01/17                                            Aaa/AAA                 2,199,500
                         1,500,0005.900%, 07/01/21                                            Aaa/AAA                 1,655,955

                                  State of Hawaii Harbor System
                                  Revenue Bonds, Series B-AMT,
                         2,765,0002.500%, 01/01/05                                            A1/A+                   2,765,045

                                  State of Hawaii Harbor System
                                  Revenue Bonds, Series B-AMT, FSA
                                  Insured,
                           870,0005.000%, 01/01/07                                            Aaa/AAA                   913,500
                         1,220,0005.000%, 01/01/08                                            Aaa/AAA                 1,306,217
                         3,275,0004.500%, 01/01/09                                            Aaa/AAA                 3,482,471
                         2,000,0005.000%, 01/01/11                                            Aaa/AAA                 2,177,720

                                  State of Hawaii Highway Revenue Bonds
                         1,000,0006.000%, 07/01/10                                            Aa3/AA                  1,135,910

                                  State of Hawaii Highway Revenue Bonds, FSA Insured
                           825,0004.800%, 07/01/08                                            Aaa/AAA                   890,026
                         1,000,0005.375%, 07/01/19                                            Aaa/AAA                 1,092,220

                                  State of Hawaii Highway Revenue
                                  Bonds, Callable 07/01/10 @ 100, FSA
                                  Insured
                         2,000,0004.500%, 07/01/10                                            Aaa/AAA                 2,153,920
                         2,000,0004.500%, 07/01/11                                            Aaa/AAA                 2,151,260
                         5,105,0005.000%, 07/01/12                                            Aaa/AAA                 5,658,790
                           500,0005.250%, 07/01/13                                            Aaa/AAA                   550,400
                           250,0005.125%, 07/01/14                                            Aaa/AAA                   272,998
                         1,530,0005.375%, 07/01/14                                            Aaa/AAA                 1,695,240
                         2,720,0005.500%, 07/01/19                                            Aaa/AAA                 3,002,363
                         2,000,0005.375%, 07/01/20                                            Aaa/AAA                 2,170,060
                         1,110,0005.500%, 07/01/20                                            Aaa/AAA                 1,222,898

                                  State of Hawaii Highway Revenue
                                  Bonds, FGIC Insured,
                         3,705,0005.600%, 07/01/13                                            Aaa/AAA                 3,942,676
                         2,000,0005.250%, 07/01/16                                            Aaa/AAA                 2,119,040

                                  State of Hawaii Housing & Community Development, FSA Insured
                           660,0001.900% 01/01/06                                             Aaa/NR                    657,268
                           910,0002.900% 01/01/09                                             Aaa/NR                    912,048
                           895,0003.400% 01/01/11                                             Aaa/NR                    897,891
                           670,0003.450% 07/01/11                                             Aaa/NR                    672,325
                           925,0003.600% 01/01/12                                             Aaa/NR                    928,404
                           960,0003.600% 07/01/12                                             Aaa/NR                    963,744
                         1,055,0003.700% 07/01/13                                             Aaa/NR                  1,059,579

                                                                                                                    710,478,212
                                  Puerto Rico  (3.3%):

                                  Puerto Rico Commonwealth
                                  Aqueduct and Sewer Authority
                                  Revenue Bonds, MBIA Insured,
                         2,500,0005.000%, 07/01/15                                            Aaa/AAA                 2,633,350

                                  Puerto Rico Commonwealth Highway
                                  & Transportation Authority Revenue
                                  Bonds, Series J, Callable 07/01/14 @
                                  100, MBIA Insured,
                         5,745,0005.000%, 07/1/17                                             Aaa/AAA                 6,323,579

                                  Puerto Rico Commonwealth Public
                                  Finance Corp. Revenue Bonds, Series
                                  A, Prerefunded 08/01/11 @ 100,
                                  MBIA Insured,
                         5,000,0005.500%, 08/01/17                                            Aaa/AAA                 5,721,250

                                  Puerto Rico Commonwealth Public
                                  Improvement General Obligation
                                  Bonds, MBIA Insured,
                         1,800,0005.250%, 07/1/13                                             Aaa/AAA                 1,996,830

                                  Puerto Rico Commonwealth Public
                                  Improvement General Obligation Bonds,
                                  Series A, FGIC Insured,
                         4,000,0005.500%, 07/01/13                                            Aaa/AAA                 4,627,640
                         2,000,0005.500%, 07/01/16                                            Aaa/AAA                 2,344,680

                                  Puerto Rico Commonwealth Public
                                  Improvement General Obligation
                                  Bonds, Series CR, FSA Insured,
                         1,060,0005.250%, 07/01/17                                            Aaa/AAA                 1,219,689
                                                                                                                     24,867,018

                                  Total Investments (Cost $696,532,083) 3   -   98.2%                               735,345,230
                                  Other assets less liabilities -   1.8%                                             13,225,571
                                  NET ASSETS   -   100.0%                                                        $  748,570,801


____________

1   Variable rate demand obligation (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

2   Any securities not rated (NR) have been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

3   See footnote b to the financial statements.

                                     PORTFOLIO ABBREVIATIONS:
                  AMBAC           American Municipal Bond Assurance Corporation
                  AMT             Alternative Minimum Tax
                  FGIC            Financial Guaranty Insurance Co.
                  FNMA            Federal National Mortgage Association
                  FSA             Financial Securities Assurance
                  LOC             Letter of Credit
                  MBIA            Municipal Bond Investors Assurance
                  SPA             Standby Bond Purchase Agreement
                  VRDO            Variable Rate Demand Obligation

                                  See accompanying notes to financial statements

                             Hawaiian Tax-Free Trust
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $696,532,083 amounted to $38,813,147, which consisted of aggregate gross unrealized appreciation of $39,949,432 and aggregate gross unrealized depreciation of $1,136,285.


Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).


                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 28, 2005


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	February 28, 2005